Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Earnings	$ 39.1	$ 55.3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	7.0	(10.9)
Foreign currency translation adjustments	(2.8)	4.7
Total Comprehensive Income	$ 29.3	$ 70.9